Segment Information - Specific Financial Information About Each Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Information
Sales to External Customers:	$ 5,809	$ 5,379	$ 5,594
Operating Income (Loss):	232	222	126
Income (loss) from affiliates	(7)	81	70
Depreciation and amortization	118	102	91
Total Assets:	5,161	4,755
Investment in and Advances to Affiliates:	851	773
Capital expenditures	173	158	139
Pork
Segment Information
Sales to External Customers:	1,609	1,443	1,332
Operating Income (Loss):	188	175	116
Income (loss) from affiliates	(10)	11	11
Depreciation and amortization	69	56	44
Total Assets:	1,309	1,157
Investment in and Advances to Affiliates:	231	175
Capital expenditures	100	69	40
Commodity Trading and Milling
Segment Information
Sales to External Customers:	2,945	2,778	3,022
Operating Income (Loss):	25	38	2
Income (loss) from affiliates	7	(10)	(50)
Depreciation and amortization	10	6	5
Total Assets:	964	989
Investment in and Advances to Affiliates:	240	207
Capital expenditures	15	35	40
Marine
Segment Information
Sales to External Customers:	956	916	940
Operating Income (Loss):	21	33	19
Income (loss) from affiliates	(7)	1	2
Depreciation and amortization	24	26	26
Total Assets:	376	314
Investment in and Advances to Affiliates:	28	33
Capital expenditures	37	19	43
Sugar
Segment Information
Sales to External Customers:	186	147	188
Operating Income (Loss):	21	(12)	2
Income (loss) from affiliates	1	2	1
Depreciation and amortization	7	6	8
Total Assets:	197	166
Investment in and Advances to Affiliates:	4	4
Capital expenditures	20	33	15
Power
Segment Information
Sales to External Customers:	97	79	97
Operating Income (Loss):	9	7	7
Income (loss) from affiliates	6	4	3
Depreciation and amortization	8	8	8
Total Assets:	188	196
Investment in and Advances to Affiliates:	38	30
Capital expenditures	1	1	1
Turkey
Segment Information
Income (loss) from affiliates	(4)	73	103
Total Assets:	315	493
Investment in and Advances to Affiliates:	310	324
All Other
Segment Information
Sales to External Customers:	16	16	15
Operating Income (Loss):	2	2	2
Total Assets:	4	6
Segment Totals
Segment Information
Operating Income (Loss):	266	243	148
Depreciation and amortization	118	102	91
Total Assets:	3,353	3,321
Capital expenditures	173	157	139
Corporate Items
Segment Information
Operating Income (Loss):	(34)	(21)	$ (22)
Total Assets:	$ 1,808	1,434
Capital expenditures		$ 1